UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
                          (Address of principal executive offices)                      Zip code)

Robert W. Silva
Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:     317-917-7000

Date of fiscal year end:   11/30

Date of reporting period:   8/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

1492 Small Cap Growth Fund
Schedule of Investments
August 31, 2012
(Unaudited)

Common Stocks - 99.48%	Shares	Fair Value

Consumer Discretionary - 20.83%
Acquity Group Ltd. (a) (b)	4,630	$48,939
Asbury Automotive Group, Inc. (a)	2,080	57,595
Chico's FAS, Inc.	1,779	33,694
Chuy's Holdings, Inc. (a)	1,370	28,249
Genesco, Inc. (a)	940	66,411
LIFE TIME FITNESS, Inc. (a)	520	24,690
Lithia Motors, Inc. - Class A	1,605	46,882
M.D.C. Holdings, Inc.	350	12,138
M/I Homes, Inc. (a)	720	13,896
Pacific Sunwear of California, Inc. (a)	4,770	11,639
PulteGroup, Inc. (a)	1,150	15,732
Ryland Group, Inc. / The	470	12,601
Skechers U.S.A., Inc. - Class A (a)	540	11,702
SodaStream International Ltd. (a)	570	21,996
Sonic Automotive, Inc. - Class A	1,351	24,142
Standard Pacific Corp. (a)	2,000	13,400
Tile Shop Holdings, Inc. / The (a)	1,550	19,452
Wet Seal, Inc. / The - Class A (a)	7,451	21,608
		484,766

Energy - 8.20%
Carrizo Oil & Gas, Inc. (a)	660	16,658
Goodrich Petroleum Corp. (a)	2,260	28,702
Gulfport Energy Corp. (a)	913	24,012
Hercules Offshore, Inc. (a)	9,110	37,442
Hornbeck Offshore Services, Inc. (a)	765	29,713
Kodiak Oil & Gas Corp. (a)	3,010	26,909
Northern Oil and Gas, Inc. (a)	1,670	27,288
		190,724

Financials - 8.38%
BofI Holding, Inc. (a)	1,050	24,727
Duff & Phelps Corp. - Class A	2,615	34,649
Greenhill & Co., Inc.	285	12,440
HFF, Inc. - Class A (a)	1,624	21,599
Piper Jaffray Companies, Inc. (a)	880	21,657
Raymond James Financial, Inc.	1,413	49,738
Stifel Financial Corp. (a)	925	30,229
		195,039

Health Care - 14.53%
ARIAD Pharmaceuticals, Inc. (a)	1,205	24,775
Cepheid, Inc. (a)	655	24,720
DepoMed, Inc. (a)	4,594	24,302
Discovery Laboratories, Inc. (a)	6,070	19,545
Exact Sciences Corp. (a)	2,030	20,158
ICU Medical, Inc. (a)	945	52,447
Impax Laboratories, Inc. (a)	1,750	41,422
InspireMD, Inc. (a)	12,280	20,016
MiMedx Group, Inc. (a)	4,239	11,784
Pacira Pharmaceuticals, Inc. (a)	2,092	37,991
Salix Pharmaceuticals, Ltd. (a)	945	41,542
VIVUS, Inc. (a)	910	19,519
		338,221

Industrials - 16.34%
AAR CORP.	1,635	24,329
Aegion Corp. (a)	1,555	30,354
Allegiant Travel Company (a)	315	20,866
Atlas Air Worldwide Holdings, Inc. (a)	580	29,870
B/E Aerospace, Inc. (a)	910	36,637
Gibraltar Industries, Inc. (a)	2,372	25,926
Great Lakes Dredge & Dock Company	3,815	27,888
Heritage-Crystal Clean, Inc. (a)	1,800	32,382
InnerWorkings, Inc. (a)	1,720	20,726
Manitex International, Inc. (a)	1,477	10,354
Mobile Mini, Inc. (a)	955	16,330
Quality Distribution, Inc. (a)	2,400	23,352
Triumph Group, Inc.	657	39,046
United Rentals, Inc. (a)	790	25,525
Wabash National Corp. (a)	2,485	16,625
		380,210

Information Technology - 24.99%
Active Network, Inc. / The (a)	1,704	19,187
Allot Communications Ltd. (a)	453	11,968
Bazaarvoice, Inc. (a)	510	7,568
Cirrus Logic, Inc. (a)	1,405	58,546
Computer Task Group, Inc. (a)	1,634	26,144
Constant Contact, Inc. (a)	1,727	33,763
CoreLogic, Inc. (a)	1,085	26,691
CoStar Group, Inc. (a)	278	22,588
Kenexa Corp. (a)	840	38,506

See accompanying notes which are an integral part of these financial statements.

1492 Small Cap Growth Fund
Schedule of Investments - continued
August 31, 2012
(Unaudited)

Common Stocks - 99.48% - continued

Information Technology - 24.99% - continued	Shares	Fair Value

Market Leader, Inc. (a)	5,050	$25,402
Monster Worldwide, Inc. (a)	2,982	20,785
OCZ Technology Group, Inc. (a)	3,898	22,063
Procera Networks, Inc. (a)	610	12,926
Proofpoint, Inc. (a)	2,020	26,220
RealPage, Inc. (a)	900	22,959
Saba Software, Inc. (a)	2,500	23,500
Silicon Image, Inc. (a)	9,520	45,030
Syntel, Inc.	338	19,705
USA Technologies, Inc. (a)	9,960	14,143
ValueClick, Inc. (a)	1,470	23,902
Velti PLC. (a)	4,740	32,848
VirnetX Holding Corp. (a)	625	16,256
Virtusa Corp. (a)	1,823	30,809
		581,509

Materials - 1.09%
ADA-ES, Inc. (a)	1,085	25,443

Telecommunication Services - 5.12%
8x8, Inc. (a)	7,400	43,808
inContact, Inc. (a)	8,439	48,102
tw telecom, inc. (a)	1,088	27,363
		119,273

TOTAL COMMON STOCKS (Cost $2,234,476)		2,315,185

Money Market Securities - 1.73%

Fidelity Institutional Treasury Portfolio - Class I, 0.01% (c)	40,406	40,406

TOTAL MONEY MARKET SECURITIES (Cost $40,406)		40,406

TOTAL INVESTMENTS (Cost $2,274,882) - 101.21%		$2,355,591

Liabilities in excess of other assets - (1.21%)		(28,244)

TOTAL NET ASSETS - 100.00%		$2,327,347

(a) Non-income producing
(b) American Depositary Shares
(c) Variable rate security; the rate shown represents the yield at August 31, 2012.

Tax Related
Unrealized appreciation		217,864
Unrealized depreciation		(137,155)
Net unrealized appreciation (depreciation)		$80,709

Aggregate cost of securities for income tax purposes		$2,274,882

See accompanying notes which are an integral part of these financial statements.

1492 Small Cap Value Fund
Schedule of Investments
August 31, 2012
(Unaudited)

Common Stocks - 95.80%	Shares	Fair Value

Consumer Discretionary - 16.79%
bebe stores, inc.	2,641	$14,341
Hot Topic, Inc.	1,062	10,036
Lithia Motors, Inc. - Class A	968	28,275
M.D.C. Holdings, Inc.	500	17,340
MDC Partners, Inc. - Class A	1,136	11,485
Men's Wearhouse, Inc. / The	456	14,410
Regal Entertainment Group - Class A	657	9,132
Sinclair Broadcast Group, Inc. - Class A	1,080	12,485
Sonic Automotive, Inc. - Class A	1,004	17,941
		135,445

Consumer Staples - 1.94%
Roundy's, Inc.	2,089	15,647

Energy - 7.10%
Berry Petroleum Company - Class A	302	11,126
Hercules Offshore, Inc. (a)	2,536	10,423
Lufkin Industries, Inc.	150	7,863
Tidewater, Inc.	252	11,952
W&T Offshore, Inc.	925	15,966
		57,330

Financials - 24.04%
Arthur J Gallagher & Co.	387	13,824
BGC Partners, Inc. - Class A	2,528	11,401
Cincinnati Financial Corp.	409	15,812
Employers Holdings, Inc.	1,021	18,613
Federated Investors, Inc. - Class B	897	19,034
Greenhill & Co., Inc.	476	20,777
HCC Insurance Holdings, Inc.	417	13,794
HFF, Inc. - Class A (a)	1,173	15,601
JMP Group, Inc.	3,034	16,353
Legg Mason, Inc.	618	15,190
Meadowbrook Insurance Group, Inc.	1,631	12,379
Raymond James Financial, Inc.	602	21,190
		193,968

Health Care - 8.48%
Analogic Corp.	270	18,768
Hill-Rom Holdings, Inc.	260	7,210
ICU Medical, Inc. (a)	138	7,659
Meridian Bioscience, Inc.	855	15,116
STERIS Corp.	574	19,654
		68,407

Industrials - 21.21%
Aircastle Ltd.	1,374	15,691
Apogee Enterprises, Inc.	835	13,193
Barrett Business Services, Inc.	1,089	27,595
CAE, Inc.	800	8,208
Copa Holdings SA - Class A	118	9,160
Mobile Mini, Inc. (a)	880	15,048
Steelcase, Inc. - Class A	1,564	15,171
TAL International Group, Inc.	403	13,706
Tennant Company	458	19,213
Titan International, Inc.	335	6,995
US Ecology, Inc.	1,021	19,195
Wabash National Corp. (a)	1,185	7,928
		171,103

Information Technology - 11.35%
Aixtron SE (b)	531	7,806
Cohu, Inc.	1,531	13,473
Cypress Semiconductor Corp. (a)	860	9,985
Electro Scientific Industries, Inc.	590	7,233
Maxim Integrated Products, Inc.	480	13,027
Methode Electronics, Inc.	1,415	13,287
Micrel, Inc.	1,101	10,944
MTS Systems Corp.	311	15,802
		91,557

Materials - 4.89%
Carpenter Technology Corp.	350	16,541
Kaiser Aluminum Corp.	411	22,954
		39,495

TOTAL COMMON STOCKS (Cost $800,111)		772,952

See accompanying notes which are an integral part of these financial statements.

1492 Small Cap Value Fund
Schedule of Investments - continued
August 31, 2012
(Unaudited)

Money Market Securities - 8.03%	Shares	Fair Value

Fidelity Institutional Treasury Portfolio - Class I, 0.01% (c)	64,776	$64,776

TOTAL MONEY MARKET SECURITIES (Cost $64,776)		64,776

TOTAL INVESTMENTS (Cost $864,887) - 103.83%		$837,728

Liabilities in excess of other assets - (3.83%)		(30,907)

TOTAL NET ASSETS - 100.00%		$806,821

(a) Non-income producing
(b) American Depositary Shares
(c) Variable rate security; the rate shown represents the yield at August 31, 2012.

Tax Related
Unrealized appreciation		42,482
Unrealized depreciation		(69,641)
Net unrealized appreciation (depreciation)		$(27,159)

Aggregate cost of securities for income tax purposes		$864,887

See accompanying notes which are an integral part of these financial statements.

1492 Funds
Related Notes to the Schedule of Investments
August 31, 2012
(Unaudited)

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date.  The Long Term Highest Cost method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

1492 Funds
Related Notes to the Schedule of Investments - continued
August 31, 2012
(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

1492 Funds
Related Notes to the Schedule of Investments - continued
August 31, 2012
(Unaudited)

The following is a summary of the inputs used to value the 1492 Small Cap Growth Fund’s investments as of August 31, 2012:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$2,315,185	$-	$-	$2,315,185
Money Market Securities	40,406	-	-	40,406
Total	$2,355,591	$-	$-	$2,355,591

*Refer to the Schedule of Investments for industry classifications.

The following is a summary of the inputs used to value the 1492 Small Cap Value Fund’s investments as of August 31, 2012:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$772,952	$-	$-	$772,952
Money Market Securities	64,776	-	-	64,776
Total	$837,728	$-	$-	$837,728

*Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Fund did not hold any derivative instruments during the reporting period.  The Trust recognizes transfers between fair value hierarchy levels at the reporting period end.  There were no transfers between Levels as of August 31, 2012.

Roosevelt Multi-Cap Fund
Schedule of Investments
August 31, 2012
(Unaudited)

Common Stocks - 93.98%	Shares	Fair Value

Consumer Discretionary - 13.96%
Barnes & Noble, Inc. (a)	103,466	$1,238,488
D.R. Horton Inc.	115,414	2,191,712
Home Depot, Inc./The	47,976	2,722,638
Lennar Corp. - Class A	79,330	2,572,672
McDonald's Corp.	11,068	990,475
Nordstrom, Inc.	42,931	2,482,700
PHV Corp.	26,758	2,512,576
Robert Half International, Inc.	128,753	3,386,204
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	21,564	2,027,016
Whirlpool Corp.	29,338	2,213,845
Wyndham Worldwide Corp.	29,092	1,516,857
		23,855,183

Consumer Staples - 11.55%
Archer-Daniels-Midland Co.	63,677	1,703,360
Beam, Inc.	85,045	4,963,226
GNC Holdings, Inc. - Class A	65,087	2,528,630
Ingredion, Inc.	31,659	1,704,204
Lorillard, Inc.	43,415	5,449,017
Philip Morris International, Inc.	37,845	3,379,558
		19,727,995

Energy - 5.24%
Cheniere Energy, Inc. (a)	105,968	1,564,088
EOG Resources, Inc.	31,162	3,374,845
Kinder Morgan Management, LLC. (a)	54,056	4,006,631
		8,945,564

Financials - 24.05%
AvalonBay Communities, Inc.	23,091	3,267,838
Capital One Financial Corp.	77,848	4,400,747
Chubb Corp./The	45,755	3,380,837
Discover Financial Services	216,799	8,396,625
Equity Residential	38,940	2,351,976
KeyCorp	499,720	4,212,640
Marsh & McLennan Companies, Inc.	142,354	4,864,236
Morgan Stanley	190,195	2,852,925
SLM Corp.	241,892	3,809,799
Wells Fargo & Co.	104,777	3,565,561
		41,103,184

Health Care - 16.00%
Alexion Pharmaceuticals, Inc. (a)	40,464	4,338,145
Biogen Idec, Inc. (a)	40,996	6,009,604
Elan Corp. plc (a) (b)	88,784	1,008,586
Eli Lilly and Co.	96,598	4,338,216
Novo-Nordisk A/S (b)	11,637	1,828,289
Omnicare, Inc.	79,788	2,583,535
Perrigo Co.	3,610	396,992
Pfizer, Inc.	175,934	4,197,785
Pharmacyclics, Inc. (a)	39,559	2,647,288
		27,348,440

Industrials - 6.35%
Clean Harbors, Inc. (a)	58,318	3,171,916
Hertz Global Holdings, Inc. (a)	190,000	2,694,200
Roper Industries, Inc.	42,063	4,323,656
Veeco Instruments, Inc. (a)	19,298	661,921
		10,851,693

See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Schedule of Investments - continued
August 31, 2012
(Unaudited)

Common Stocks - 93.98% - continued	Shares	Fair Value

Information Technology - 7.88%
Apple, Inc.	4,800	$3,193,152
Cree, Inc. (a)	78,666	2,218,381
eBay, Inc. (a)	61,272	2,908,582
Microchip Technology, Inc.	47,863	1,663,239
Mitek Systems, Inc. (a)	233,001	1,057,825
VeriFone Systems, Inc. (a)	69,801	2,424,887
		13,466,066

Materials - 3.16%
LyondellBasell Industries NV - Class A	37,882	1,852,157
Methanex Corp.	61,358	1,829,082
Mosaic Co./The	29,694	1,719,580
		5,400,819

Telecommunication Services - 3.47%
tw telecom, inc (a)	136,517	3,433,403
Verizon Communications, Inc.	58,258	2,501,598
		5,935,001

Utilities - 2.32%
Questar Corp.	200,724	3,962,299

TOTAL COMMON STOCKS (Cost $140,324,131)		160,596,244

Exchange-Traded Funds - 5.34%

ProShares UltraShort MSCI Emerging Markets (a)	60,718	1,709,212
ProShares UltraShort MSCI Europe (a)	22,000	3,612,840
ProShares UltraShort Russell 2000 (a)	70,161	2,021,338
SPDR Gold Trust (a)	52,251	1,781,237
		9,124,627

TOTAL EXCHANGE-TRADED FUNDS (Cost $10,220,896)		9,124,627

Money Market Securities - 0.20%

Fidelity Institutional Money Market Portfolio - Institutional Class, 0.20% (c)	347,677	347,677

TOTAL MONEY MARKET SECURITIES (Cost $347,677)		347,677

TOTAL INVESTMENTS (Cost $150,892,704) - 99.52%		$170,068,548

Other assets less liabilities - 0.48%		817,697

TOTAL NET ASSETS - 100.00%		$170,886,245

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at August 31, 2012.

Tax Related
Unrealized appreciation		19,157,793
Unrealized depreciation		(4,078,310)
Net unrealized appreciation		$15,079,483

Aggregate cost of securities for income tax purposes		$154,989,065

See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Related Notes to the Schedule of Investments
August 31, 2012
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The first in, first out method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and exchange-traded funds are generally valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service or Adviser with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market securities, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Roosevelt Multi-Cap Fund
Related Notes to the Schedule of Investments – continued
August 31, 2012
(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2012:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks *	$160,596,244	$-	$-	$160,596,244

Exchange-Traded Funds	9,124,627	-	-	9,124,627

Money Market Securities	347,677	-	-	347,677

Total	$170,068,548	$-	$-	$170,068,548

*Refer to Schedule of Investments for industry classifications.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended August 31, 2012, the Fund had no transfers between any Levels. The Fund did not hold any derivative instruments during the reporting period. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2012
(Unaudited)

Shares	COMMON STOCKS - 98.14%	Fair Value

	Consumer Discretionary - 2.17%
24,000	Lithia Motors, Inc. - Class A	$701,040
11,000	Sturm Ruger & Co Inc	476,300
50,000	Zagg, Inc. (a)	376,500
		1,553,840

	Consumer Staples - 4.75%
17,500	Natural Alternatives International, Inc. (a)	106,400
75,000	Sanderson Farms, Inc.	3,301,500
		3,407,900

	Energy - 24.78%
33,000	Alon USA Energy, Inc.	451,440
200,000	Basic Energy Services, Inc. (a)	2,220,000
180,000	C&J Energy Services, Inc. (a)	3,623,400
18,000	Energy Partners Ltd. (a)	309,960
30,000	FieldPoint Petroleum Corp. (a)	132,000
90,000	Forbes Energy Services Ltd. (a)	333,000
33,000	Forum Energy Technologies, Inc. (a)	781,110
6,500	Gulf Island Fabrication, Inc.	169,130
11,000	Helmerich & Payne, Inc.	502,040
35,000	HollyFrontier Corp.	1,410,150
20,000	National Oilwell Varco, Inc.	1,576,000
8,500	Natural Gas Services Group, Inc. (a)	117,215
25,000	Oil States International, Inc. (a)	1,956,000
250,000	Pioneer Drilling Co. (a)	1,925,000
250,000	Renewal Energy Group, Inc. (a)	1,330,000
10,000	REX American Resources Corp. (a)	174,000
20,000	Superior Energy Services, Inc. (a)	415,400
70,000	Synergy Resources Corp. (a)	196,000
240,000	Syntroleum Corp. (a)	168,000
		17,789,845

	Financials - 10.86%
14,000	Access National Corp.	195,860
1,100	Alleghany Corp. (a)	370,865
5,000	Bank of Kentucky Financial Corp. / The	123,500
8,000	BB&T Corp.	252,320
4,200	Berkshire Hills Bancorp, Inc.	93,450
9,000	Cardinal Financial Corp.	116,550
15,000	Carolina Bank Holdings, Inc. (a)	112,500
27,000	Cathay General Bancorp	441,990
8,000	Chemical Financial Corp.	183,520
3,000	Community Trust Bancorp, Inc.	103,170
10,000	Farmers Capital Bank Corp. (a)	94,900
10,000	Fidelity Southern Corp.	88,100
47,000	First Horizon National Corp.	421,120
33,000	First Merchants Corp.	464,640
9,000	Firstbank Corp.	86,130
100,000	Flagstar Bancorp, Inc. (a)	94,350
40,000	Homeowners Choice, Inc.	801,600
4,000	Horizon Bancorp	108,240
12,500	Medallion Financial Corp.	142,375
11,000	MidWestOne Financial Group, Inc.	240,240
50,000	Old National Bancorp	660,000
14,000	Pacific Mercantile Bancorp (a)	91,140
4,500	Peoples Bancorp, Inc.	99,450

See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
August 31, 2012
(Unaudited)

Shares	COMMON STOCKS - 98.14% - continued	Fair Value

	Financials - 10.86% - continued
16,000	Prospect Capital Corp.	$182,880
5,500	Regional Management Corp. (a)	92,345
220,000	Regions Financial Corp.	1,531,200
55,000	Southcoast Financial Corp. (a)	160,050
12,000	TICC Capital Corp.	124,800
23,000	Waterstone Financial, Inc. (a)	111,550
33,000	Wilshire Bancorp, Inc. (a)	206,580
		7,795,415

	Health Care - 7.12%
1,000	Air Methods Corp. (a)	116,540
33,000	Impax Laboratories, Inc. (a)	781,110
10,000	Span-America Medical Systems, Inc.	167,300
100,000	Spectrum Pharmaceuticals, Inc. (a)	1,196,000
35,000	Watson Pharmaceuticals, Inc. (a)	2,847,250
		5,108,200

	Industrials - 29.90%
24,000	Argan, Inc. (a)	402,000
100,000	Astrotech Corp. (a)	124,000
35,000	CAI International, Inc. (a)	695,450
35,000	Caterpillar, Inc.	2,986,550
120,000	Commercial Vehicle Group, Inc. (a)	1,014,000
17,000	CPI Aerostructures, Inc. (a)	210,800
13,500	EDAC Technologies Corp. (a)	195,480
6,000	Encore Capital Group, Inc. (a)	168,180
14,000	Fly Leasing Ltd. (b)	182,840
24,000	FreightCar America, Inc.	430,080
90,000	Goldfield Corp. / The (a)	197,100
180,000	Greenbrier Companies, Inc. / The (a)	2,601,000
240,000	Hawaiian Holdings, Inc. (a)	1,423,200
27,000	Hudson Technologies, Inc. (a)	97,470
30,000	KSW, Inc.	118,800
23,000	Manitex International, Inc. (a)	161,230
84,000	MYR Group, Inc. (a)	1,708,560
11,000	Patrick Industries, Inc. (a)	143,000
7,000	Providence and Worcester Railroad Co.	84,700
36,000	RPX Corp. (a)	422,640
40,000	SeaCube Container Leasing Ltd.	764,000
75,000	Spirit Airlines, Inc. (a)	1,466,250
155,000	Titan International, Inc.	3,236,400
40,000	Titan Machinery, Inc. (a)	922,000
25,000	TRC Companies, Inc. (a)	174,000
26,000	Trinity Industries, Inc.	736,840
100,000	Wabash National Corp. (a)	669,000
18,000	WSI Industries, Inc.	127,080
		21,462,650

	Information Technology - 14.57%
9,000	EchoStar Corp. - Class A (a)	243,090
11,000	EPAM Systems, Inc. (a)	192,500
10,000	ePlus, Inc. (a)	340,500
28,000	Evolving Systems, Inc.	179,480
40,000	First Solar, Inc. (a)	799,600
26,000	Key Tronic Corp. (a)	281,840
65,000	LSI Corp. (a)	506,350
25,000	Optical Cable Corp.	96,250
100,000	Relm Wireless Corp.	185,000

See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
August 31, 2012
(Unaudited)

Shares	COMMON STOCKS - 98.14% - continued	Fair Value

	Information Technology - 14.57% - continued
90,000	Seagate Technology PLC	$2,880,900
21,000	Sierra Wireless, Inc. (a)	182,280
22,500	Silicon Motion Technology Corp. (a) (b)	345,150
33,000	SMTC Corp. (a)	101,640
50,000	Teradyne, Inc. (a)	781,000
80,000	Western Digital Corp.	3,345,600
		10,461,180

	Materials - 3.99%
215,000	Brigus Gold Corp. (a)	199,950
95,000	Core Molding Technologies, Inc. (a)	709,650
50,000	Primero Mining Corp. (a)	224,500
12,500	TOR Minerals International, Inc. (a)	181,875
130,000	US Silica Holdings, Inc. (a)	1,547,000
		2,862,975

	TOTAL COMMON STOCKS (Cost $72,609,235)	70,442,005

	REAL ESTATE INVESTMENT TRUSTS - 0.40%

8,500	PennyMac Mortgage Investment Trust	183,090
17,000	Resource Capital Corp.	101,660

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $281,418)	284,750

	MASTER LIMITED PARTNERSHIPS - 0.25%

10,000	Enduro Royalty Trust	182,500

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $190,574)	182,500

	MONEY MARKET SECURITIES - 0.82%

591,729	Fidelity Institutional Money Market Treasury Portfolio - Class I, 0.01% (c)	591,729

	TOTAL MONEY MARKET SECURITIES (Cost $591,729)	591,729

	TOTAL INVESTMENTS (Cost $73,672,956) - 99.61%	$71,500,984

	Other assets less liabilities - 0.39%	280,098

	TOTAL NET ASSETS - 100.00%	$71,781,082

(a) Non-income producing securities
(b) American Depositary Receipt
(c) Variable rate security; the money market rate shown represents the rate at August 31, 2012.

Tax Related
Unrealized appreciation		$4,349,769
Unrealized depreciation		(17,833,199)
Net unrealized appreciation (depreciation)		$(13,483,430)

Aggregate cost of securities for income tax purposes		$84,984,414

See accompanying notes which are an integral part of these financial statements.

Auer Growth Fund
Related Footnotes to the Schedule of Investments
August 31, 2012 – (Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The first in, first out method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Distributions from limited partnerships are recognized on the ex-date and included in dividend income. Income or loss from limited partnerships is reclassified in the components of net assets upon receipt of K-1’s.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally accepted accounting principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the level input that is most significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real estate investment trusts, and master limited partnerships are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Auer Growth Fund
Related Footnotes to the Schedule of Investments - continued
August 31, 2012 – (Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at August 31, 2012 in valuing the Fund’s assets carried at fair value:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks *	$70,442,005	$-	$-	$70,442,005
Real Estate Investment Trusts	284,750	-	-	284,750
Master Limited Partnerships	182,500	-	-	182,500
Money Market Securities	591,729	-	-	591,729
Total	$71,500,984	$-	$-	$71,500,984

*Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.  During the period ended August 31, 2012, there were no transfers between levels.  The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Symons Institutional Funds
Symons Value Institutional Fund
Schedule of Investments
August 31, 2012
(Unaudited)

Common Stocks - 77.74%	Shares	Fair Value

Beverages - 3.24%
PepsiCo, Inc.	42,000	$3,042,060

Biological Products, No Diagnostic Substances - 4.35%
Amgen, Inc.	48,600	4,078,512

Cigarettes - 5.06%
Philip Morris International, Inc.	53,200	4,750,760

Computer & Office Eequipment - 1.64%
Hewlett-Packard & Co.	91,300	1,541,144

Computer Communications Equipment - 2.91%
Cisco Systems, Inc.	143,300	2,734,164

Electric Services - 11.56%
Duke Energy Corp.	64,800	4,197,744
PPL Corp.	89,600	2,627,968
Southern Co./The	88,700	4,020,771
		10,846,483

Electromedical & Electrotherapeutic Apparatus - 1.96%
Medtronic, Inc.	45,100	1,833,766

Fats & Oils - 2.60%
Bunge Ltd.	38,325	2,439,386

Food & Kindred Products - 3.94%
Campbell Soup Co.	105,200	3,696,728

Games, Toys & Children's Vehicles (No Dolls & Bicycles) - 2.72%
Hasbro, Inc.	68,100	2,554,431

Gold & Silver Ores - 2.90%
Gold Fields, Ltd. (a)	221,000	2,722,720

Grain Mill Products - 1.02%
Kellogg Co.	18,800	952,220

Malt Beverages - 3.25%
Molson Coors Brewing Co.	68,500	3,050,990

Pharmaceutical Preparations - 5.06%
GlaxoSmithKline PLC (a)	44,200	2,010,658
Novartis AG (a)	46,400	2,738,064
		4,748,722
Retail - Drug Stores & Proprietary Stores - 4.74%
CVS Caremark Corp.	97,710	4,450,691

Retail - Variety Stores - 2.23%
Target Corp.	32,567	2,087,219

Search, Detection, Navigation, Guidance, Aeronautical System - 3.32%
Northrop Grumman Corp.	46,600	3,117,074

Services - Prepackaged Software - 4.33%
Microsoft Corp.	131,800	4,062,076

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 4.71%
Procter & Gamble Co./The	65,700	4,414,383

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Value Institutional Fund
Schedule of Investments - continued
August 31, 2012
(Unaudited)

Common Stocks - 77.74% - continued	Shares	Fair Value

Sugar & Confectionery Products - 2.63%
Hershey Co./The	34,400	$2,470,608

Telecommunications - 3.57%
AT&T, Inc.	91,300	3,345,232

TOTAL COMMON STOCKS (Cost $62,884,100)		72,939,369

Real Estate Investment Trusts - 2.97%

Annaly Capital Management, Inc.	160,800	2,783,448

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,590,398)		2,783,448

Money Market Securities - 19.13%

Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.01% (b)	17,945,253	17,945,253

TOTAL MONEY MARKET SECURITIES (Cost $17,945,253)		17,945,253

TOTAL INVESTMENTS (Cost $83,419,751) - 99.84%		$93,668,070

Other assets less liabilities - 0.16%		151,831

TOTAL NET ASSETS - 100.00%		$93,819,901

(a) American Depositary Receipt.
(b) Variable rate security; the money market rate shown represents the rate at August 31, 2012.

Tax Related
Unrealized appreciation		$11,300,271
Unrealized depreciation		(1,084,922)
Net unrealized appreciation		$10,215,349

Aggregate cost of securities for income tax purposes		$83,452,721

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments
August 31, 2012
(Unaudited)

Common Stocks - 86.48%	Shares	Fair Value

Agriculture Production - Livestock & Animal Specialties - 1.38%
Cal - Maine Foods, Inc.	3,950	$158,711

Blankbooks, Looseleaf, Binders & Bookbinding & Related Work - 1.53%
Deluxe Corp.	6,200	175,894

Canned, Frozen, & Preserved Fruit, Vegetables, & Food Specialties - 1.27%
TreeHouse Foods, Inc. (a)	2,800	145,460

Communication Services - 4.65%
NeuStar, Inc. - Class A (a)	14,200	533,494

Electric & Other Services Combined - 1.33%
Avista Corp.	6,000	152,400

Electric Services - 6.27%
Atlantic Power Corp.	21,560	304,212
El Paso Electric Co.	7,130	235,932
Portland General Electric Co.	6,700	179,828
		719,972

Electronic Components - 1.63%
Power-One, Inc. (a)	30,500	187,270

Finance Services - 1.04%
Green Dot Corp. - Class A (a)	10,420	119,309

Fire, Marine & Casualty Insurance - 3.99%
Endurance Specialty Holdings Ltd.	4,130	156,155
Tower Group, Inc.	16,180	301,595
		457,750

Food & Kindred Products - 0.28%
Flowers Foods, Inc.	1,575	32,524

Footwear (No Rubber) - 1.97%
Brown Shoe Company, Inc.	15,050	225,900

Games, Toys & Children's Vehicles (No Dolls & Bicycles) - 1.15%
JAKKS Pacific, Inc.	7,916	131,722

Gold & Silver Ores - 3.86%
Golden Star Resources, Ltd. (a)	164,890	232,495
Silvercorp Metals, Inc.	35,850	210,798
		443,293

Guided Missiles & Space Vehicle Parts - 1.17%
Alliant Techsystems, Inc.	2,730	133,743

Greeting Cards - 1.34%
American Greetings Corp. - Class A	10,720	154,261

Laboratory Analytical Instruments - 1.34%
Integra LifeSciences Holdings Corp. (a)	3,900	153,426

Miscellaneous Food Preparations & Kindred Products - 2.45%
Medifast, Inc. (a)	10,100	281,689

Natural Gas Distribution - 1.15%
Northwest Natural Gas Co.	2,680	131,776

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments - continued
August 31, 2012
(Unaudited)

Common Stocks - 86.48% - continued	Shares	Fair Value

Natural Gas Transmission -2.77%
New Jersey Resources Corp.	7,100	$318,151

Office Furniture - 1.33%
Herman Miller, Inc.	7,800	152,568

Optical Instruments & Lenses -1.18%
II-VI, Inc. (a)	7,300	135,780

Ordnance & Accessories, (No Vehicles/Guided Missiles) - 1.28%
Sturm Ruger & Co., Inc.	3,380	146,354

Patent Owners & Lessors - 1.34%
InterDigital, Inc.	4,550	153,563

Poultry Processing - 2.28%
Sanderson Farms, Inc.	5,950	261,919

Radio & TV Broadcasting & Communications Equipment - 2.50%
Orbital Sciences Corp. (a)	20,750	286,350

Retail - Apparel & Accesory Stores - 1.15%
Aeropostale, Inc. (a)	9,490	132,196

Retail - Miscellaneous - 2.00%
EZCORP, Inc. - Class A (a)	10,110	228,991

Services - Advertising Agencies -1.15%
ValueClick, Inc (a)	8,100	131,706

Services - Business Services - 3.43%
Cardtronics, Inc. (a)	6,510	183,907
Websense, Inc. (a)	13,610	209,322
		393,229

Services - Computer Integrated Systems Design - 2.97%
Allscripts Healthcare Solutions, Inc. (a)	12,700	133,350
CACI International, Inc. - Class A (a)	2,330	124,399
Quality Systems, Inc.	4,700	83,049
		340,798

Services - Home Health Care Services - 1.14%
Chemed Corp.	1,990	131,400

Services - Motion Picture & Video Tape Production - 2.29%
DreamWorks Animation SKG, Inc. (a)	15,460	262,356

Services - Personal Services - 2.06%
Coinstar, Inc. (a)	4,620	236,174

Services - Prepackaged Software - 1.22%
Take-Two Interactive Software, Inc. (a)	13,700	140,425

Sporting Goods - 1.13%
Callaway Golf Co.	22,550	129,662

Surgical & Medical Instruments & Apparatus - 1.21%
Hill - Rom Holdings, Inc.	5,000	138,650

Telegraph & Other Message Communications - 1.41%
j2 Global, Inc.	5,480	161,496

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments - continued
August 31, 2012
(Unaudited)

Common Stocks - 86.48% - continued	Shares	Fair Value

Telephone Communications (No Radio Telephone) - 1.17%
Lumos Networks Corp.	5,125	$44,485
NTELOS Holdings Corp.	5,225	89,713
		134,198

Water Supply - 6.97%
American States Water Co.	10,200	444,516
California Water Service Group	19,460	355,923
		800,439

Wholesale - Beer, Wine & Distilled Alcoholic Beverages - 0.39%
Central European Distribution Corp. (a)	16,600	45,318

Wholesale - Electronic Parts & Equipment - 1.12%
Brightpoint, Inc. (a)	14,370	128,899

Wholesale - Groceries & General Line - 1.24%
United Natural Foods, Inc. (a)	2,470	141,976

Wholesale - Paper & Paper Products - 1.15%
United Stationers, Inc.	5,450	131,835

Women's, Misses', & Junior's Outerwear - 2.80%
Jones Group, Inc./The	25,400	321,818

TOTAL COMMON STOCKS (Cost $10,794,855)		9,924,845

Real Estate Investment Trusts - 1.52%

Colony Financial, Inc.	9,000	174,811

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $174,349)		174,811

Money Market Securities - 12.00%

Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.01% (b)	1,376,634	1,376,634

TOTAL MONEY MARKET SECURITIES (Cost $1,376,634)		1,376,634

TOTAL INVESTMENTS (Cost $12,345,838) - 100.00%		$11,476,290

Other assets less liabilities - 0.00%		317

TOTAL NET ASSETS - 100.00%		$11,476,607

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at August 31, 2012.

Tax Related
Unrealized appreciation		$649,726
Unrealized depreciation		(1,686,671)
Net unrealized depreciation		$(1,036,945)

Aggregate cost of securities for income tax purposes		$12,513,235

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Notes to the Financial Statements
August 31, 2012
(Unaudited)

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurement - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for  the investment. Generally accepted accounting principles in the United States of America (“GAAP”) establish a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

Symons Institutional Funds
Notes to the Financial Statements - continued
August 31, 2012
 (Unaudited)

When using the market quotations or closing prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.  Sometimes, an equity security owned by a Fund will be valued by the pricing service or Adviser with factors other than market quotations or when the market is considered inactive.  When this happens, the security will be classified as a Level 2 security.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board.  These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund.  These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds in which a Fund invests may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Value Fund’s investments as of August 31, 2012:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$72,939,369	$-	$-	$72,939,369

Real Estate Investment Trusts	2,783,448	-	-	2,783,448

Money Market Securities	17,945,253	-	-	17,945,253

Total	$93,668,070	$-	$-	$93,668,070

*Refer to the Schedule of Investments for industry classifications.

Symons Institutional Funds
Notes to the Financial Statements - continued
August 31, 2012
 (Unaudited)

The following is a summary of the inputs used to value the Small Cap Fund’s investments as of August 31, 2012:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$9,924,845	$-	$-	$9,924,845

Real Estate Investment Trusts	174,811	-	-	174,811
Money Market Securities	1,376,634	-	-	1,376,634

Total	$11,476,290	$-	$-	$11,476,290

*Refer to the Schedule of Investments for industry classifications.

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended August 31, 2012, the Funds had no transfers between Levels. The Funds did not hold any derivative instruments during the reporting period. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Leeb Focus Fund
Schedule of Investments
August 31, 2012
(Unaudited)
		Fair
Common Stocks - 85.58%	Shares	Value

Commercial Banks - 2.45%
Toronto-Dominion Bank / The	2,600	$212,888

Computers & Office Equipment - 3.42%
International Business Machines Corp. (IBM)	1,525	297,146

Crude Petroleum & Natural Gas - 1.42%
Ultra Petroleum Corp. (a)	6,000	123,360

Electronic Computer - 5.36%
Apple, Inc.	700	465,668

Financial Services - 3.22%
American Express Co.	4,800	279,840

Gold & Silver Ores - 2.51
Silver Wheaton Corp.	6,300	217,980

Mining Machinery & Equipment (No Oil & Gas Field Machinery & Equipment) - 1.72%
Joy Global, Inc.	2,800	149,464

National Commercial Banks - 4.81%
Wells Fargo & Co.	12,300	418,569

Oil, Gas Field Services - 7.58%
National Oilwell Varco, Inc.	2,700	212,760
Oceaneering International, Inc.	3,200	171,328
Schlumberger, Ltd.	3,800	275,044
		659,132

Operative Builders - 2.48%
NVR, Inc. (a)	260	215,327

Pharmaceutical Preparations - 11.14%
Eli Lilly & Co.	6,200	278,442
Merck & Co., Inc.	4,600	198,030
Perrigo Co.	2,900	318,913
Roche Holdings AG (b)	3,800	172,900
		968,285

Radio & TV Broadcasting & Communications Equipment - 2.47%
QUALCOMM, Inc.	3,500	215,110

Railroads, Line-Haul Operating - 1.89%
Union Pacific Corp.	1,350	163,944

Retail - Catalog & Mail-Order Houses - 4.28%
Amazon.com, Inc. (a)	1,500	372,345

Retail - Drug Stores & Proprietary Stores - 7.11%
CVS Caremark Corp.	6,700	305,185
Express Scripts, Inc. (a)	5,000	313,100
		618,285

Retail - Family Clothing Stores - 3.32%
TJX Companies, Inc./The	6,300	288,477

See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Schedule of Investments - continued
August 31, 2012
(Unaudited)
		Fair
Common Stocks - 85.58% - continued	Shares	Value

Retail - Variety Stores - 5.49%
Dollar Tree, Inc. (a)	6,000	$289,020
Wal-Mart Stores, Inc.	2,600	188,760
		477,780

Search, Detection, Navigation, Guidance, Aeronautical Systems - 2.47%
Raytheon Co.	3,800	214,776

Semiconductor & Related Devices - 3.34%
Intel Corp.	11,700	290,511

Services - Business Services - 1.98%
Accenture PLC - Class A	2,800	172,480

Services - Engineering Services - 1.76%
URS Corp	4,200	152,922

Services - Prepackaged Software - 2.20%
Microsoft Corp.	6,200	191,084

Wholesale-Drugs Proprietaries & Druggists' Sundries - 3.16%
McKesson Corp.	3,150	274,396

TOTAL COMMON STOCKS (Cost $6,482,992)		7,439,769

Real Estate Investment Trust - 1.97%

Digital Realty Trust, Inc.	2,300	171,373

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $175,149)		171,373

Exchange-Traded Funds - 7.10%

Market Vectors Junior Gold Miners ETF	8,000	173,440
SPDR Gold Trust (a)	2,700	443,394

TOTAL EXCHANGE-TRADED FUNDS (Cost $604,479)		616,834

Exchange-Traded Notes - 2.52%

iPath Dow Jones - UBS Copper Subindex Total Return ETN (a)	5,000	218,700

TOTAL EXCHANGE-TRADED NOTES (Cost $239,975)		218,700

	Principal
	Amount
U.S. Government Treasury STRIPs - 1.72%
U.S. Treasury STRIP, 0.00%, 08/15/2041	340,000	149,795

TOTAL U.S. GOVERNMENT TREASURY STRIPS (Cost $137,320)		149,795

See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Schedule of Investments - continued
August 31, 2012
(Unaudited)
		Fair
Money Market Securities - 0.97%	Shares	Value

Fidelity Institutional Money Market Portfolio - Class I - 0.20% (c)	84,615	$84,615

TOTAL MONEY MARKET SECURITIES (Cost $84,615)		84,615

TOTAL INVESTMENTS (Cost $7,724,530) - 99.86%		$8,681,086

Other assets less liabilities - 0.14%		12,099

TOTAL NET ASSETS - 100.00%		$8,693,185

(a) Non-income producing.
(b) America Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at August 31, 2012.

Tax Related
Gross unrealized appreciation		$1,142,228
Gross unrealized depreciation		(187,802)
Net unrealized appreciation		$954,426

Aggregate cost of securities for income tax purposes		$7,726,660

See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Related Notes to the Schedule of Investments
August 31, 2012
(Unaudited)

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date.  The first in, first out method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real estate investment trusts, exchange-traded funds, and exchange-traded notes, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, including U.S. Government Treasury STRIPS, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Leeb Focus Fund
Related Notes to the Schedule of Investments – continued
August 31, 2012
 (Unaudited)

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2012:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks *	$7,439,769	$-	$-	$7,439,769

Real Estate Investment Trusts	171,373	-	-	171,373

Exchange-Traded Funds	616,834	-	-	616,834

Exchange-Traded Notes	218,700	-	-	218,700

U.S. Government Treasury STRIPS	-	149,795	-	149,795

Money Market Securities	84,615	-	-	84,615

Total	$8,531,291	$149,795	$-	$8,681,086
*Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended August 31, 2012, the Fund had no transfers between any Levels. The Fund did not hold any derivative instruments during the reporting period. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of October 30, 2012, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant     Unified Series Trust

By  /s/ John C. Swhear
      John C. Swhear, Interim President

Date           10/30/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ John C. Swhear
       John C. Swhear, Interim President

Date               10/30/2012

By    /s/ Robert W. Silva
         Robert W. Silva, Treasurer

Date           10/30/2012